Financial income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial income [Abstract]
Interest income from loans and credits	$ 173	$ 119
Interest rates benefits derivatives: cash flow hedges	113	177
Total	286	296
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(63,233)	(63,751)
Expenses due to interest - Other debts	(23,822)	(18,468)
Interest rates losses derivatives: cash flow hedges	(14,448)	(17,848)
Total	(101,503)	(100,067)
Other financial income / (expenses) [Abstract]
Other financial income	5,633	2,171
Other financial losses	(4,571)	(3,831)
Total	$ 1,062	$ (1,660)